Fair value of financial instruments not carried at fair value	6 Months Ended
Jun. 30, 2024
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Disclosure of fair value financial instruments not carried at fair value [text block]	Fair value of financial instruments not carried at fair value This section should be read in conjunction with Note 14 “Fair Value of Financial Instruments not carried at Fair Value” of the Group’s Annual Report 2023. The valuation techniques used to establish fair value for the Group’s financial instruments which are not carried at fair value in the balance sheet are consistent with those outlined in Note “Financial Instruments carried at fair value”. Financial instruments not carried at fair value are not managed on a fair value basis. For these instruments fair values are calculated for disclosure purposes only and do not impact the Group balance sheet or income statement. Additionally, since the instruments generally do not trade, there is significant management judgment required to determine these fair values. Differences in carrying value versus fair value as of June 30, 2024, are consistent with current interest rate environment as compared to December 31, 2023. For the following financial instruments which are predominantly short-term, the carrying value represents a reasonable estimate of the fair value: Assets Liabilities Cash and central bank balances Deposits Interbank balances (w/o central banks) Central bank funds purchased and securities sold under repurchase agreements Central bank funds sold and securities purchased under resale agreements Securities loaned Securities borrowed Other short-term borrowings Other financial assets Other financial liabilities For all other financial instruments carried at amortized cost, the following valuation techniques are applied: – Retail lending portfolios with a large number of homogenous loans (e.g., residential mortgages) calculate the fair value for each product type by discounting the portfolio’s contractual cash flows using the Group’s new loan rates, for lending to borrowers of similar credit quality, which includes the impact of the macroeconomic environment. Key inputs for retail mortgages are the difference between historic and current product margins and the estimated prepayment rates. Capitalized broker fees included in the carrying value are also considered to be at fair value. – The fair value of the corporate lending portfolio is estimated predominantly by discounting the loan until it’s maturity, based on the loan specific credit spreads and funding costs for the Group. – For long-term debt and trust preferred securities, fair value is determined from quoted market prices, where available. Where quoted market prices are not available, fair value is estimated using a valuation technique that discounts the remaining contractual cash flows at a rate at which an instrument with similar characteristics is quoted in the market. – A discounted cash flow model is generally used for determining the fair value of long-term deposits since market data is usually not available. In addition to the yield curve, Deutsche Bank’s own credit spread is also considered. Credit spreads of the respective counterparties are not used in the measurement of fair value on financial liabilities at amortized cost. For these financial instruments carried at amortized costs, the disclosed fair value is categorized under the IFRS fair value hierarchy (i.e., Level 1, Level 2, and Level 3) as outlined in Note “Financial Instruments carried at fair value”. In general, Level 1 includes Cash and Central bank balances; Level 2 includes Interbank balances (w/o central banks), Central bank funds sold, and securities purchased under resale agreements, Securities borrowed, Other financial assets, Deposits, Central bank funds purchased, and securities sold under repurchase agreements, Securities loaned, Other short-term borrowings, Other financial liabilities, Long- term debt and Trust preferred securities; and Level 3 includes Loans. Estimated fair value of financial instruments not carried at fair value on the balance sheet1 Jun 30, 2024 Dec 31, 2023 in € m. Carrying value Fair value Carrying value Fair value Financial assets: Cash and central bank balances 148,625 148,625 178,416 178,416 Interbank balances (w/o central banks) 7,333 7,334 6,140 6,140 Central bank funds sold and securities purchased under resale agreements 24,937 25,008 14,725 14,778 Securities borrowed 44 44 39 39 Loans 482,729 462,711 479,353 454,972 Other financial assets 144,278 142,686 106,617 105,132 Financial liabilities: Deposits 645,530 644,873 625,486 624,731 Central bank funds purchased and securities sold under repurchaseagreements 2,632 2,626 3,038 3,031 Securities loaned 4 4 3 3 Other short-term borrowings 10,696 10,698 9,620 9,628 Other financial liabilities 127,796 127,796 99,272 99,272 Long-term debt 108,848 107,855 119,390 117,510 Trust preferred securities 288 269 289 264 1 Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2023 As of June 30, 2024, the difference between the fair value and the carrying value of loans is primarily driven by the current interest rates on long-dated retail mortgages in Germany compared to the contractual rate. For long-term debt and trust preferred securities, the difference between fair value and carrying value is due to the change in interest rates at which the Group could issue debt with similar maturity and subordination at the balance sheet date compared to the rate the instrument was issued at. The carrying values included in the table do not include any impacts from economic hedges.